GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Schedule of Intangible Assets

Other identifiable intangibles consisted of core deposit intangibles being amortized over a ten-year period as of December 31 as follows (in thousands):

	2013	2012
Core deposit intangible	$426	$1,271
Accumulated amortization	(42)	(845)
Net core deposit intangible	$ 384	$ 426